Net Income per Common Share and Equity per Common Share	12 Months Ended
Dec. 31, 2013
Net Income Per Common Share and Equity per Commn Share [Abstract]
Net Income Per Common Share

Note 13 – Net Income per Common Share and Equity per Common Share

Basic net income per share is based on the weighted average number of common shares outstanding.  Diluted net income per share is based on the weighted average number of common shares outstanding and potentially dilutive shares.  The dilutive effect of employee stock-based compensation is included in the computation of diluted net income per share.  The dilutive effect of stock-based compensation is calculated using the treasury stock method and expected proceeds upon exercise or issuance of the stock-based compensation.  The following table summarizes the shares, in thousands, used in computing basic and diluted net income per share:

	Years ended December 31,
	2013	2012	2011
Average common shares outstanding during the period for basic computation	176,140	174,201	172,727
Effect of dilutive securities:
Employee stock-based compensation	674	717	634
Average common shares outstanding during the period for diluted computation	176,814	174,918	173,361

For the year ended December 31, 2013, all of the Company’s employee stock options were included in the calculation of diluted net income per share as the calculated cost to exercise the stock options was less than the average market price of the Company’s common stock during this period.

For the years ended December 31, 2012, and 2011, employee stock options to purchase 534,315 and 1,157,875 shares of common stock, respectively, were excluded from the calculations of diluted net income per share as the calculated proceeds from the options’ exercise were greater than the average market price of the Company’s common stock during these periods.

Equity per common share was $8.68 and $7.91 at December 31, 2013 and 2012, respectively.  These amounts were computed by dividing Aqua America stockholders’ equity by the number of shares of common stock outstanding at the end of each year.